Revenue Analysis and Segment Information (Details) - Schedule of condensed consolidated statement of cash flow - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
SOS Ltd [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)		$ (10,284)		$ (54,250)		$ (1,403)
Net (loss) income from discontinued operation
Net (loss)/income from continuing operation		(10,284)		(54,250)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceed from disposals of discontinued operations
Adjustments to reconcile net income net cash used in operating activities:
Net cash （used in）in generating from discountinued operating activities:
Adjustments to reconcile net income net cash used in operating activities:
Depreciation of property, plant and equipment
Depreciation of ROU
Accretion of finance leases
Share-based compensation		14,714		33,537		506
Allowance for doubtful accounts - accounts receivable
Allowance for doubtful accounts - other receivable		9,422
Impairment of cryptocurrencies
Impairment of Mining Equipment
Inventory mark down
Loss on acquisition
Income from disposal of discoutinued opeations
Inventory
Changes in operating assets and liabilities
Accounts receivable
Other receivables		81,100		(9,522)
Inter-company account		(114,794)		(99,132)
Amount due from related parties		(20,830)
Intangible assets
Accrued liabilities
Tax payables
Accounts payable
Other payables		100		5,141
Amount due to related parties				15
Contract liabilities
Lease liability
Net cash (used in) generated from operating activities		(40,572)		(124,211)		(897)
Net Cash generated from Operating Activities - Discontinued Operations
Purchase of property, equipment and equipment
Investment in equity				(374,463)
Proceed from disposals of discontiuned operations
Net cash (used in) generated from investing activities				(374,463)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from share issuance, net of issuance costs		18,463		510,271
Proceed from private equity placement, net of issuance costs						1,000
Repayment of principle portion of lease liabilities
Proceeds from disposal of subsidiaries		17,000
Net cash generated from (used in) financing activities		35,463		510,271		1,000
EFFECT OF EXCHANGE RATES ON CASH						(1)
Net increase/(decrease), effect of exchange rate changes on cash and cash equivalent		(5,109)		11,597		102
CASH AND CASH EQUIVALENTTS, beginning of year		12,301		1		1
CASH AND CASH EQUIVALENTTS, end of year		7,193		11,598		103
China SOS Ltd [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)		(114,515)		2,648		(2)
Net (loss) income from discontinued operation
Net (loss)/income from continuing operation		(114,515)		2,648
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceed from disposals of discontinued operations
Adjustments to reconcile net income net cash used in operating activities:
Net cash （used in）in generating from discountinued operating activities:
Adjustments to reconcile net income net cash used in operating activities:
Depreciation of property, plant and equipment		3,143
Depreciation of ROU
Accretion of finance leases
Share-based compensation
Allowance for doubtful accounts - accounts receivable
Allowance for doubtful accounts - other receivable		92,817
Impairment of cryptocurrencies		8,425
Impairment of Mining Equipment		7,686
Inventory mark down
Loss on acquisition
Income from disposal of discoutinued opeations
Inventory
Changes in operating assets and liabilities
Accounts receivable
Other receivables		(39,738)		(99,516)
Inter-company account		(22,758)		128,855
Amount due from related parties		(113,769)		(900)
Intangible assets		(212)		(14,502)
Accrued liabilities
Tax payables
Accounts payable				11,359
Other payables		178,855		121		100
Amount due to related parties
Contract liabilities
Lease liability
Net cash (used in) generated from operating activities		(66)		28,065		98
Net Cash generated from Operating Activities - Discontinued Operations
Purchase of property, equipment and equipment		(5,458)		(11,358)
Investment in equity				(310,205)		(3,391)
Proceed from disposals of discontiuned operations
Net cash (used in) generated from investing activities		(5,458)		(321,563)		(3,391)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from share issuance, net of issuance costs				452,076		3,578
Proceed from private equity placement, net of issuance costs
Repayment of principle portion of lease liabilities
Proceeds from disposal of subsidiaries
Net cash generated from (used in) financing activities				452,076		3,578
EFFECT OF EXCHANGE RATES ON CASH						(17)
Net increase/(decrease), effect of exchange rate changes on cash and cash equivalent		(5,524)		158,578		268
CASH AND CASH EQUIVALENTTS, beginning of year		160,091
CASH AND CASH EQUIVALENTTS, end of year		154,568		158,578		268
WFOE [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)				(12)		(3)
Net (loss) income from discontinued operation
Net (loss)/income from continuing operation				(12)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceed from disposals of discontinued operations
Adjustments to reconcile net income net cash used in operating activities:
Net cash （used in）in generating from discountinued operating activities:
Adjustments to reconcile net income net cash used in operating activities:
Depreciation of property, plant and equipment
Depreciation of ROU
Accretion of finance leases
Share-based compensation
Allowance for doubtful accounts - accounts receivable
Allowance for doubtful accounts - other receivable
Impairment of cryptocurrencies
Impairment of Mining Equipment
Inventory mark down
Loss on acquisition
Income from disposal of discoutinued opeations
Inventory
Changes in operating assets and liabilities
Accounts receivable
Other receivables
Inter-company account		(294,670)		(311,415)
Amount due from related parties		212,863		(2)
Intangible assets
Accrued liabilities
Tax payables
Accounts payable
Other payables		78,525		47
Amount due to related parties
Contract liabilities
Lease liability
Net cash (used in) generated from operating activities		(3,282)		(311,382)		(3)
Net Cash generated from Operating Activities - Discontinued Operations
Purchase of property, equipment and equipment
Investment in equity						3,391
Proceed from disposals of discontiuned operations
Net cash (used in) generated from investing activities						3,391
CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from share issuance, net of issuance costs				315,547
Proceed from private equity placement, net of issuance costs
Repayment of principle portion of lease liabilities
Proceeds from disposal of subsidiaries
Net cash generated from (used in) financing activities				315,547
EFFECT OF EXCHANGE RATES ON CASH				(1)		(84)
Net increase/(decrease), effect of exchange rate changes on cash and cash equivalent		(3,282)		4,164		3,304
CASH AND CASH EQUIVALENTTS, beginning of year		4,164
CASH AND CASH EQUIVALENTTS, end of year		883		4,164		3,304
VIE [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)				3
Net (loss) income from discontinued operation
Net (loss)/income from continuing operation				3
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceed from disposals of discontinued operations
Adjustments to reconcile net income net cash used in operating activities:
Net cash （used in）in generating from discountinued operating activities:
Adjustments to reconcile net income net cash used in operating activities:
Depreciation of property, plant and equipment
Depreciation of ROU
Accretion of finance leases
Share-based compensation
Allowance for doubtful accounts - accounts receivable
Allowance for doubtful accounts - other receivable
Impairment of cryptocurrencies
Impairment of Mining Equipment
Inventory mark down
Loss on acquisition
Income from disposal of discoutinued opeations
Inventory
Changes in operating assets and liabilities
Accounts receivable
Other receivables
Inter-company account
Amount due from related parties		(2)
Intangible assets
Accrued liabilities
Tax payables
Accounts payable
Other payables
Amount due to related parties
Contract liabilities
Lease liability
Net cash (used in) generated from operating activities		(2)		3
Net Cash generated from Operating Activities - Discontinued Operations
Purchase of property, equipment and equipment
Investment in equity
Proceed from disposals of discontiuned operations
Net cash (used in) generated from investing activities
CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from share issuance, net of issuance costs
Proceed from private equity placement, net of issuance costs
Repayment of principle portion of lease liabilities
Proceeds from disposal of subsidiaries
Net cash generated from (used in) financing activities
EFFECT OF EXCHANGE RATES ON CASH
Net increase/(decrease), effect of exchange rate changes on cash and cash equivalent		(2)		3
CASH AND CASH EQUIVALENTTS, beginning of year		2
CASH AND CASH EQUIVALENTTS, end of year				3
Subsidiaries Outside China [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)		(78,243)	[1]	(10,584)
Net (loss) income from discontinued operation			[1]
Net (loss)/income from continuing operation		(78,243)	[1]	(10,584)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceed from disposals of discontinued operations
Adjustments to reconcile net income net cash used in operating activities:
Net cash （used in）in generating from discountinued operating activities:
Adjustments to reconcile net income net cash used in operating activities:
Depreciation of property, plant and equipment		4,783	[1]
Depreciation of ROU		693	[1]
Accretion of finance leases		75	[1]
Share-based compensation			[1]
Allowance for doubtful accounts - accounts receivable			[1]
Allowance for doubtful accounts - other receivable		12,402	[1]
Impairment of cryptocurrencies			[1]	925
Impairment of Mining Equipment	[1]	14,562
Inventory mark down	[1]
Loss on acquisition			[1]
Income from disposal of discoutinued opeations			[1]
Inventory	[1]	(16)
Changes in operating assets and liabilities	[1]
Accounts receivable			[1]
Other receivables		(90,554)	[1]	(595)
Inter-company account		132,373	[1]	84,650
Amount due from related parties		(47,708)	[1]	1,000
Intangible assets		(117)	[1]
Accrued liabilities			[1]	3
Tax payables
Accounts payable		407
Other payables		1,600
Amount due to related parties				9
Contract liabilities
Lease liability		921
Net cash (used in) generated from operating activities		(48,822)		75,408
Net Cash generated from Operating Activities - Discontinued Operations
Purchase of property, equipment and equipment		(10,572)		(16,922)
Investment in equity				(64,794)
Proceed from disposals of discontiuned operations
Net cash (used in) generated from investing activities		(10,572)		(81,716)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from share issuance, net of issuance costs				110,523
Proceed from private equity placement, net of issuance costs
Repayment of principle portion of lease liabilities		(768)
Proceeds from disposal of subsidiaries
Net cash generated from (used in) financing activities		(768)		110,523
EFFECT OF EXCHANGE RATES ON CASH				(98)
Net increase/(decrease), effect of exchange rate changes on cash and cash equivalent		(60,162)		104,117
CASH AND CASH EQUIVALENTTS, beginning of year		101,210
CASH AND CASH EQUIVALENTTS, end of year		41,049		104,117
Subsidiaries Inside China [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)		(26,405)	[2]	911
Net (loss) income from discontinued operation		(261)	[2]	3,374
Net (loss)/income from continuing operation		(26,144)	[2]	(2,463)
Adjustments to reconcile net income net cash used in operating activities:
Net cash （used in）in generating from discountinued operating activities:				52,604
Adjustments to reconcile net income net cash used in operating activities:
Depreciation of property, plant and equipment		34	[2]	4,007
Depreciation of ROU			[2]	843
Accretion of finance leases			[2]	152
Share-based compensation			[2]
Allowance for doubtful accounts - accounts receivable		(500)	[2]	963
Allowance for doubtful accounts - other receivable		56,201	[2]	269
Impairment of cryptocurrencies			[2]
Impairment of Mining Equipment	[2]	2,795
Inventory mark down	[2]	16,786
Loss on acquisition	[2]
Income from disposal of discoutinued opeations	[2]
Inventory		(5,251)	[2]	(60,587)
Changes in operating assets and liabilities	[2]
Accounts receivable		17,911	[2]	(19,843)
Other receivables		(10,891)	[2]	(52,300)
Inter-company account		299,849	[2]	197,042
Amount due from related parties		(79,350)	[2]	(32,404)
Intangible assets			[2]
Accrued liabilities		1,076	[2]	19,306
Tax payables		3,650		(6,099)
Accounts payable		1,051		17
Other payables		(253,320)		12
Amount due to related parties		607		2
Contract liabilities
Lease liability
Net cash (used in) generated from operating activities		24,504		48,917
Net Cash generated from Operating Activities - Discontinued Operations		261
Purchase of property, equipment and equipment				(4,754)
Investment in equity				(657)
Proceed from disposals of discontiuned operations				5,504
Net cash (used in) generated from investing activities				(5,411)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from share issuance, net of issuance costs				(40,426)
Proceed from private equity placement, net of issuance costs
Repayment of principle portion of lease liabilities				(1,764)
Proceeds from disposal of subsidiaries
Net cash generated from (used in) financing activities				(42,190)
EFFECT OF EXCHANGE RATES ON CASH		(24,284)		1,925
Net increase/(decrease), effect of exchange rate changes on cash and cash equivalent		481		55,845
CASH AND CASH EQUIVALENTTS, beginning of year		60,259		3,721
CASH AND CASH EQUIVALENTTS, end of year		60,741		59,566
Consolidation Adjustments (a) [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)					[3]	(452)	[4]
Net (loss) income from discontinued operation					[3]
Net (loss)/income from continuing operation					[3]
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceed from disposals of discontinued operations	[4]
Adjustments to reconcile net income net cash used in operating activities:
Net cash （used in）in generating from discountinued operating activities:	[3]
Adjustments to reconcile net income net cash used in operating activities:
Depreciation of property, plant and equipment					[3]		[4]
Depreciation of ROU					[3]
Accretion of finance leases					[3]
Share-based compensation					[3]		[4]
Allowance for doubtful accounts - accounts receivable					[3]		[4]
Allowance for doubtful accounts - other receivable					[3]		[4]
Impairment of cryptocurrencies					[3]
Impairment of Mining Equipment
Inventory mark down
Loss on acquisition							[4]
Income from disposal of discoutinued opeations							[4]
Inventory					[3]
Changes in operating assets and liabilities
Accounts receivable					[3]		[4]
Other receivables					[3]		[4]
Inter-company account					[3]
Amount due from related parties		(4,937)					[4]
Intangible assets					[3]
Accrued liabilities					[3]
Tax payables			[1]		[3]		[4]
Accounts payable			[1]		[3]		[4]
Other payables			[1]		[3]		[4]
Amount due to related parties			[1]		[3]		[4]
Contract liabilities			[1]				[4]
Lease liability	[1]
Net cash (used in) generated from operating activities		(4,936)	[1]		[3]	(452)	[4]
Net Cash generated from Operating Activities - Discontinued Operations	[1]
Purchase of property, equipment and equipment			[1]		[3]		[4]
Investment in equity				750,119	[3]		[4]
Proceed from disposals of discontiuned operations	[1]
Net cash (used in) generated from investing activities			[1]	750,119	[3]		[4]
CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from share issuance, net of issuance costs			[1]	(750,119)	[3]		[4]
Proceed from private equity placement, net of issuance costs			[1]		[3]		[4]
Repayment of principle portion of lease liabilities			[1]		[3]
Proceeds from disposal of subsidiaries	[1]
Net cash generated from (used in) financing activities			[1]	(750,119)	[3]		[4]
EFFECT OF EXCHANGE RATES ON CASH			[1]		[3]		[4]
Net increase/(decrease), effect of exchange rate changes on cash and cash equivalent		(4,936)	[1]		[3]	(452)	[4]
CASH AND CASH EQUIVALENTTS, beginning of year			[1]		[3]		[4]
CASH AND CASH EQUIVALENTTS, end of year			[1]		[3]	(452)	[4]
Consolidation Adjustments (b) [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)				12,033	[5]	(6,161)	[6]
Net (loss) income from discontinued operation					[5]
Net (loss)/income from continuing operation				12,033	[5]
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceed from disposals of discontinued operations	[6]
Adjustments to reconcile net income net cash used in operating activities:
Net cash （used in）in generating from discountinued operating activities:	[5]
Adjustments to reconcile net income net cash used in operating activities:
Depreciation of property, plant and equipment					[5]		[6]
Depreciation of ROU					[5]
Accretion of finance leases					[5]
Share-based compensation					[5]		[6]
Allowance for doubtful accounts - accounts receivable					[5]		[6]
Allowance for doubtful accounts - other receivable					[5]		[6]
Impairment of cryptocurrencies					[5]
Impairment of Mining Equipment
Inventory mark down
Loss on acquisition						5,679	[6]
Income from disposal of discoutinued opeations						(63)	[6]
Inventory	[5]
Changes in operating assets and liabilities
Accounts receivable					[5]		[6]
Other receivables					[5]		[6]
Inter-company account					[5]
Amount due from related parties	[6]
Intangible assets					[5]
Accrued liabilities					[5]
Tax payables			[2]		[5]		[6]
Accounts payable			[2]		[5]		[6]
Other payables			[2]		[5]		[6]
Amount due to related parties			[2]		[5]		[6]
Contract liabilities			[2]				[6]
Lease liability	[2]
Net cash (used in) generated from operating activities			[2]	12,033	[5]	(545)	[6]
Net Cash generated from Operating Activities - Discontinued Operations	[2]
Purchase of property, equipment and equipment			[2]		[5]		[6]
Investment in equity					[5]		[6]
Proceed from disposals of discontiuned operations	[2]
Net cash (used in) generated from investing activities			[2]		[5]		[6]
CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from share issuance, net of issuance costs			[2]	(12,033)	[5]		[6]
Proceed from private equity placement, net of issuance costs			[2]		[5]		[6]
Repayment of principle portion of lease liabilities			[2]		[5]
Proceeds from disposal of subsidiaries	[2]
Net cash generated from (used in) financing activities			[2]	(12,033)	[5]		[6]
EFFECT OF EXCHANGE RATES ON CASH			[2]		[5]		[6]
Net increase/(decrease), effect of exchange rate changes on cash and cash equivalent			[2]		[5]	(545)	[6]
CASH AND CASH EQUIVALENTTS, beginning of year			[2]		[5]		[6]
CASH AND CASH EQUIVALENTTS, end of year			[2]		[5]	(545)	[6]
SOS Ltd. Consolidated Total [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)		(229,447)		(49,251)		4,404
Net (loss) income from discontinued operation		(261)		3,374
Net (loss)/income from continuing operation		(229,186)		(52,625)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceed from disposals of discontinued operations						3,500
Adjustments to reconcile net income net cash used in operating activities:
Net cash （used in）in generating from discountinued operating activities:				52,604
Adjustments to reconcile net income net cash used in operating activities:
Depreciation of property, plant and equipment		7,960		4,007		2
Depreciation of ROU		693		843
Accretion of finance leases		75		152
Share-based compensation		14,714		33,537		506
Allowance for doubtful accounts - accounts receivable		(500)		963		1
Allowance for doubtful accounts - other receivable		170,842		269		158
Impairment of cryptocurrencies		8,425		925
Impairment of Mining Equipment		25,043
Inventory mark down		16,786
Loss on acquisition						5,679
Income from disposal of discoutinued opeations						(63)
Inventory		(5,267)		(60,587)
Changes in operating assets and liabilities
Accounts receivable		17,911		(19,843)		(2,065)
Other receivables		(60,083)		(161,933)		(36,019)
Inter-company account
Amount due from related parties		(53,732)		(32,306)		(2,871)
Intangible assets		(329)		(14,502)
Accrued liabilities		1,076		19,309
Tax payables		3,650		(6,099)		292
Accounts payable		1,458		11,376		(11,940)
Other payables		5,760		5,321		1,484
Amount due to related parties		607		26		(3,666)
Contract liabilities						546
Lease liability		921
Net cash (used in) generated from operating activities		(73,176)		(271,167)		(43,552)
Net Cash generated from Operating Activities - Discontinued Operations		261
Purchase of property, equipment and equipment		(16,030)		(33,034)		(501)
Investment in equity
Proceed from disposals of discontiuned operations				5,504
Net cash (used in) generated from investing activities		(16,030)		(33,034)		2,999
CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from share issuance, net of issuance costs		18,463		585,839		3,578
Proceed from private equity placement, net of issuance costs						39,973
Repayment of principle portion of lease liabilities		(768)		(1,764)
Proceeds from disposal of subsidiaries		17,000
Net cash generated from (used in) financing activities		34,695		584,075		43,551
EFFECT OF EXCHANGE RATES ON CASH		(24,284)		1,826		683
Net increase/(decrease), effect of exchange rate changes on cash and cash equivalent		(78,534)		334,304		3,681
CASH AND CASH EQUIVALENTTS, beginning of year		338,026		3,722		41
CASH AND CASH EQUIVALENTTS, end of year		$ 264,434		$ 338,026		3,722
DSO-Sub Inside China Adjustment [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)						12,425
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceed from disposals of discontinued operations						3,500
Adjustments to reconcile net income net cash used in operating activities:
Depreciation of property, plant and equipment						2
Share-based compensation
Allowance for doubtful accounts - accounts receivable						1
Allowance for doubtful accounts - other receivable						158
Loss on acquisition
Income from disposal of discoutinued opeations
Accounts receivable						(2,065)
Other receivables						(36,019)
Amount due from related parties						(2,871)
Tax payables						292
Accounts payable						(11,940)
Other payables						1,384
Amount due to related parties						(3,666)
Contract liabilities						546
Net cash (used in) generated from operating activities						(41,753)
Purchase of property, equipment and equipment						(501)
Investment in equity						0
Net cash (used in) generated from investing activities						2,999
CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from share issuance, net of issuance costs
Proceed from private equity placement, net of issuance costs						38,973
Net cash generated from (used in) financing activities						38,973
EFFECT OF EXCHANGE RATES ON CASH						785
Net increase/(decrease), effect of exchange rate changes on cash and cash equivalent						1,004
CASH AND CASH EQUIVALENTTS, beginning of year						40
CASH AND CASH EQUIVALENTTS, end of year						$ 1,044

[1]	This entry is to eliminate investment against equity accounts;
[2]	This entry is to offset legal expenses against gross proceeds from direct public offerings.
[3]	SOS disposed off the legacy business in August 2020, it incurred a loss from an acquisition of $5.68 million and a loss from discontinued operation of $0.55 million, as well as a gain from the asset sale of 0.63 million, adding up to a total loss of $6.16 million;
[4]	SOS picks up the legal expense of $0.45 million paid by China SOS, this increase the net loss of SOS by the same amount;
[5]	SOS picked up legal expenses paid by China SOS for the amount of $0.45 million.
[6]	To reflect the impact of SOS’s disposition of XRF’s fintech business on cash flow: a loss from an acquisition of $5.68 million and a loss from discontinued operation of $0.55 million, as well as a gain from the asset sale of 0.63 million, adding up to a total loss of $6.16 million.